Financing Activities (Tables)	12 Months Ended
Dec. 31, 2014
AEP Common Stock

Shares of AEP Common Stock	Issued	Held in Treasury
Balance, December 31, 2011	503,759,460	20,336,592
Issued	2,245,502	—
Balance, December 31, 2012	506,004,962	20,336,592
Issued	2,109,002	—
Balance, December 31, 2013	508,113,964	20,336,592
Issued	1,625,195	—
Balance, December 31, 2014	509,739,159	20,336,592

Long-term Debt

	Weighted
	Average
	Interest
	Rate as of	Interest Rate Ranges as of		Outstanding as of
	December 31,	December 31,		December 31,
Type of Debt and Maturity	2014	2014	2013	2014	2013
				(in millions)
Senior Unsecured Notes
2014-2044	5.34%	1.65%-8.13%	1.65%-8.13%	$12,647	$11,799

Pollution Control Bonds (a)
2014-2038 (b)	2.66%	0.04%-6.30%	0.02%-6.30%	1,963	1,932

Notes Payable (c)
2014-2032	3.84%	0.983%-8.03%	1.164%-8.03%	357	369

Securitization Bonds
2015-2031	3.69%	0.88%-6.25%	0.88%-6.25%	2,380	2,686

Spent Nuclear Fuel Obligation (d)				266	265

Other Long-term Debt
2015-2059	1.67%	1.15%-13.718%	1.15%-13.718%	1,101	1,360

Fair Value of Interest Rate Hedges				(6)	(9)
Unamortized Discount, Net				(24)	(25)
Total Long-term Debt Outstanding				18,684	18,377
Long-term Debt Due Within One Year				2,503	1,549
Long-term Debt				$16,181	$16,828

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on the balance sheets.

(c)
Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions.  At expiration, all notes then issued and outstanding are due and payable.  Interest rates are both fixed and variable.  Variable rates generally relate to specified short-term interest rates.

(d)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

Long-term Debt 5-Year Maturity

	2015	2016	2017	2018	2019	After 2019	Total
	(in millions)
Principal Amount	$2,503	$1,306	$1,871	$1,417	$1,673	$9,938	$18,708
Unamortized Discount, Net							(24)
Total Long-term Debt Outstanding							$18,684

Lines of Credit and Short-term Debt

	December 31,
	2014		2013
Type of Debt	Outstanding Amount	Interest Rate (a)	Outstanding Amount	Interest Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$744	0.22%	$700	0.23%
Commercial Paper	602	0.59%	57	0.29%
Total Short-term Debt	$1,346		$757

(a)	Weighted average rate.

(b)	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

Comparative Accounts Receivable Information

	Years Ended December 31,
	2014	2013	2012
	(dollars in millions)
Effective Interest Rates on Securitization of Accounts Receivable	0.22%	0.23%	0.26%
Net Uncollectible Accounts Receivable Written Off	$40	$35	$29

Customer Accounts Receivable Managed Portfolio

	December 31,
	2014	2013
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts	$975	$929
Total Principal Outstanding	744	700
Delinquent Securitized Accounts Receivable	44	45
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	13	16
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	335	331

Appalachian Power Co [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term Debt 5-Year Maturity

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925

Indiana Michigan Power Co [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term Debt 5-Year Maturity

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925

Ohio Power Co [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term Debt 5-Year Maturity

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Nonutility Money Pool Activity

					Borrowings
Year Ended	Maximum	Maximum	Average	Average	From as of
December 31, 2013	Borrowings From	Loans To	Borrowings From	Loans To	December 31, 2013
	(in thousands)
Nonutility Money Pool	$1,047	$1,027	$316	$208	$—
Parent	1,178	—	1,078	—	—	(a)

(a)	The borrowings of AGR from Parent as of December 31, 2013 are no longer associated with OPCo.

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

Maximum, Minimum and Average Interest Rates for Funds Borrowed from and Loaned to the Nonutility Money Pool

Year Ended December 31, 2013	Maximum Interest Rate for Funds Borrowed	Minimum Interest Rate for Funds Borrowed	Maximum Interest Rate for Funds Loaned	Minimum Interest Rate for Funds Loaned	Average Interest Rate for Funds Borrowed	Average Interest Rate for Funds Loaned
Nonutility Money Pool	0.66%	0.53%	0.35%	0.32%	0.58%	0.34%
Parent	0.34%	0.24%	—%	—%	0.28%	—%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925

Public Service Co Of Oklahoma [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term Debt 5-Year Maturity

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925

Southwestern Electric Power Co [Member]
Long-term Debt

		Weighted
		Average
		Interest
		Rate as of	Interest Rate Ranges as of		Outstanding as of
		December 31,	December 31,		December 31,
Company	Maturity	2014	2014	2013	2014	2013
Senior Unsecured Notes					(in thousands)
APCo	2015-2044	5.80%	3.40%-7.95%	3.40%-7.95%	$2,991,846	$2,893,220
I&M	2015-2037	5.80%	3.20%-7.00%	3.20%-7.00%	1,246,683	1,246,235
OPCo	2014-2035	5.98%	5.375%-6.60%	4.85%-6.60%	1,945,036	2,169,487
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	897,046	896,705
SWEPCo	2015-2040	5.56%	3.55%-6.45%	3.55%-6.45%	1,823,362	1,823,007

Pollution Control Bonds (a)
APCo	2014-2038 (b)	1.68%	0.04%-5.375%	0.05%-5.375%	532,500	532,500
I&M	2014-2025 (b)	1.80%	0.04%-4.625%	0.04%-6.25%	226,607	226,569
OPCo	2014-2038 (b)	3.85%	3.125%-5.80%	2.875%-5.80%	118,245	296,825
PSO	2014-2020	4.45%	4.45%	4.45%-5.25%	12,660	46,360
SWEPCo	2015-2018 (b)	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable – Affiliated
APCo	2015	3.125%	3.125%	3.125%	86,000	86,000

Notes Payable – Nonaffiliated
I&M	2014-2019	1.14%	0.983%-2.12%	1.164%-4.00%	176,697	177,540
SWEPCo	2024-2032	5.13%	4.58%-6.37%	4.58%-6.37%	81,875	85,125

Securitization Bonds
APCo	2024-2031	2.80%	2.008%-3.772%	2.008%-3.772%	367,606	380,282
OPCo	2018-2020	1.44%	0.958%-2.049%	0.958%-2.049%	232,467	267,403

Spent Nuclear Fuel Obligation (c)
I&M					265,502	265,391

Other Long-term Debt
APCo (d)	2015-2026	13.718%	13.718%	1.188%-13.718%	2,322	302,355
I&M	2015-2025	2.28%	1.55%-6.00%	1.67%-6.00%	111,908	123,281
OPCo	2028	1.15%	1.15%	1.15%	1,375	1,460
PSO (e)	2016-2027	1.57%	1.482%-3.00%	1.491%-3.00%	131,330	56,745
SWEPCo (f)	2017	1.73%	1.73%		100,000	—

(a)
For certain series of pollution control bonds, interest rates are subject to periodic adjustment.  Certain series may be purchased on demand at periodic interest adjustment dates.  Letters of credit from banks and insurance policies support certain series.

(b)
Certain pollution control bonds are subject to redemption earlier than the maturity date.  Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.

(c)	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 6).

(d)	In 2014, APCo retired a $300 million credit facility due in 2015.

(e)	In 2014, PSO drew the remaining $75 million on an existing $125 million three-year credit facility.

(f)	In 2014, SWEPCo issued a $100 million three-year credit facility.

Long-term Debt 5-Year Maturity

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$638,212	$382,187	$131,497	$427	$306,750
2016	88,372	49,189	395,946	275,440	3,250
2017	273,492	37,131	46,387	454	353,250
2018	123,972	106,444	397,045	467	384,950
2019	94,463	479,353	48,016	250,482	403,250
After 2019	2,769,933	976,803	1,283,200	516,720	690,625
Principal Amount	3,988,444	2,031,107	2,302,091	1,043,990	2,142,075
Unamortized Discount, Net	(8,170)	(3,710)	(4,968)	(2,954)	(1,638)
Total Long-term Debt Outstanding	$3,980,274	$2,027,397	$2,297,123	$1,041,036	$2,140,437

Utility Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Year Ended December 31, 2014:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2014	Limit
	(in thousands)
APCo	$44,215	$542,186	$12,566	$104,469	$48,519	$600,000
I&M	150,714	158,857	73,192	39,118	(129,020)	500,000
OPCo	120,264	405,350	34,841	107,275	312,473	400,000
PSO	176,950	—	93,732	—	(154,249)	300,000
SWEPCo	153,503	51,319	71,009	24,392	41,033	350,000

Year Ended December 31, 2013:

	Maximum		Average		Net Loans to
	Borrowings	Maximum	Borrowings	Average	(Borrowings from)	Authorized
	from the	Loans to the	from the	Loans to the	the Utility Money	Short-term
	Utility	Utility	Utility	Utility	Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2013	Limit
	(in thousands)
APCo	$331,771	$202,377	$141,128	$28,659	$92,485	$600,000
I&M	23,135	403,905	8,308	256,730	55,863	500,000
OPCo	410,456	415,605	190,384	50,230	339,070	600,000
PSO	46,806	109,607	18,754	28,771	(36,772)	300,000
SWEPCo	24,553	153,830	6,020	33,546	(9,180)	350,000

Maximum and Minimum Interest Rates for Funds Either Borrowed from or Loaned to Utility Money Pool

	Years Ended December 31,
	2014	2013	2012
Maximum Interest Rate	0.59%	0.43%	0.56%
Minimum Interest Rate	0.24%	0.24%	0.39%

Average Interest Rates for Funds Borrowed from and Loaned to Utility Money Pool

	Average Interest Rate for Funds Borrowed from the Utility Money Pool for Years Ended December 31,			Average Interest Rate for Funds Loaned to the Utility Money Pool for Years Ended December 31,
Company	2014	2013	2012	2014	2013	2012
APCo	0.29%	0.33%	0.47%	0.29%	0.33%	0.47%
I&M	0.31%	0.36%	—%	0.30%	0.32%	0.46%
OPCo	0.27%	0.33%	0.47%	0.34%	0.32%	0.47%
PSO	0.29%	0.34%	—%	—%	0.33%	0.46%
SWEPCo	0.29%	0.34%	0.53%	0.32%	0.36%	0.45%

Interest Expense Incurred by Registrant Subsidiaries' for amounts borrowed from the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$6	$414	$772
I&M	135	70	—
OPCo	43	503	555
PSO	275	25	11
SWEPCo	168	5	977

Interest Income Earned by Registrant Subsidiaries' for Amounts Advanced to the Utility Money Pool

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$317	$109	$123
I&M	127	924	963
OPCo	202	233	1,038
PSO	—	58	435
SWEPCo	14	113	320

Accounts Receivable and Accrued Unbilled Revenues

	December 31,
Company	2014	2013
	(in thousands)
APCo	$159,823	$156,599
I&M	137,459	139,257
OPCo	365,834	324,287
PSO	112,905	115,260
SWEPCo	148,668	149,337

Fees Paid to AEP Credit for Customer Accounts Receivable Sold

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$8,896	$6,471	$6,883
I&M	7,900	6,510	6,121
OPCo	28,809	21,573	20,312
PSO	5,926	5,604	7,054
SWEPCo	6,750	5,917	6,140

Proceeds on Sale of Receivables to AEP Credit

	Years Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$1,519,266	$1,442,983	$1,353,920
I&M	1,488,561	1,458,803	1,344,260
OPCo	2,647,643	2,620,483	2,952,723
PSO	1,321,068	1,232,363	1,157,174
SWEPCo	1,655,753	1,533,840	1,481,925